Note 3-Stockholders' Equity: Warrants (Policies)	12 Months Ended
Dec. 31, 2013
Policies
Warrants

Warrants

Simultaneous with the issuance of Series A Preferred Stock in 2013, and under the Investment Agreement May 2013 we issued 6,250,000 warrants to ICPI which entitles its owner to purchase one share of Series A Preferred Stock for each Series A Preferred Stock at an exercise price of $0.05, subject to the terms of the warrant agreement between the warrant agent and us. The warrants are exercisable three years from the date of issue. No warrants have been exercised as of December 31, 2013. These warrants had negligible fair value at the time of issuance.

In connection with a termination and release agreement on or about April 2013, and related to compensation paid to Gotham Capital (Gotham) in 2012, we cancelled 2,000,000 common stock purchase warrants exercisable at an exercise price of $0.01 per share.

No warrants have been exercised as of December 31, 2013.

The following table presents the Series A preferred stock warrant activity during 2013 and 2012:

		Weighted
		Average
	Warrants	Exercise Price
Outstanding - December 31, 2011	-	$-
Granted	2,000,000	0.75
Forfeited/canceled	-	-
Exercised	-	-
Outstanding - December 31, 2012	2,000,000	$0.75
Granted	6,232,258	$0.05
Forfeited/canceled	-	-
Exercised	-	-
Outstanding - December 31, 2013	8,232,258	$0.22
Exercisable – December 31, 2013	8,232,258	$0.22

The weighted average remaining life of the outstanding Series A preferred stock warrants as of December 31, 2013 and 2012 was 3.92 and 2.54 years, respectively.

The following table presents the common stock warrant activity during 2013 and 2012:

		Weighted
		Average
	Warrants	Exercise Price
Outstanding - December 31, 2011	2,400,000	$0.05
Granted	4,600,000	$0.05
Forfeited/canceled	-	-
Exercised	-	-
Outstanding - December 31, 2012	7,000,000	$0.04
Granted		$
Forfeited/canceled	(2,000,000)	$0.05
Exercised	-	-
Outstanding - December 31, 2013	5,000,000	$0.05
Exercisable – December 31, 2013	5,000,000	$0.05

The weighted average remaining life of the outstanding Series A common stock warrants as of December 31, 2013 and 2012 was 1.26 and 2.55 years, respectively.